Financial Assets and Liabilities - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 2,745,853	R$ 2,033,441
Current	2,580,776	2,007,140
Non-current	165,077	26,301
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	2,860,905	2,169,465
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(115,052)	(136,024)
Unbilled receivables
Disclosure of Trade Receivables [line items]
Trade receivables	975,588	667,793
Domestic - Brazilian Reais [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,810,867	1,432,805
Export - Foreign currency [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 74,450	R$ 68,867